UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      December 31

Date of reporting period:     June 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Income Securities Trust

6.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 19

For more information
page 37


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/s/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income consistent
with prudent
investment risk by
investing at least
80% of its assets in a
diversified portfolio
of income securities.

Over the last six months

* Despite further interest rate increases by the Federal Reserve, bonds gained ground amid tame inflation and mixed economic data.

* Treasury and government agency bonds were the best performers, while corporate bonds lagged.

* The Fund benefited from its exposure to higher-quality bonds, but its reduced interest rate sensitivity hindered performance as bond yields declined.

[Bar chart with heading "John Hancock Income Securities Trust." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2005." The chart is scaled in increments of 2% with -2% at the bottom and 8% at the top. The first bar represents the 1.30% net asset value of the Fund. The second bar represents the -0.03% market value of the Fund. The third bar represents the 6.88% yield on closing market price. The first note below the chart reads "The total returns for the Fund include the reinvestment of all distributions. The performance data contained within this material represents past performance, which does not guarantee future results." The second note below the chart reads "The yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price."]

Top 10 issuers

15.0%   Federal National Mortgage Assn.
12.2%   Federal Home Loan Mortgage Corp.
 9.0%   U.S. Treasury
 3.1%   Federal Home Loan Bank
 1.1%   Financing Corp.
 1.0%   Countrywide Home Loans
 1.0%   Washington Mutual, Inc.
 0.9%   Global Signal Trust
 0.9%   Midland Funding Corp. II
 0.8%   Rabobank Capital Fund II

As a percentage of net assets plus value of preferred shares on June 30, 2005.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Income Securities Trust

The U.S. bond market confounded expectations during the first six months of 2005, as yields generally declined and bonds posted positive returns overall. Bonds rallied despite a series of interest rate increases by the Federal Reserve. The Fed raised its federal funds rate target by a quarter-point four times in the first half of 2005, for a total of nine rate hikes since June 2004. The federal funds rate ended the period at 3.25%, its highest level in nearly four years.

Although short-term bond yields rose in response to the Fed's actions -- the two-year Treasury note yield climbed from 3.1% to 3.6% -- longer-term bond yields declined during the six-month period. Low inflation and mixed economic data, which suggested that the Fed may end its rate-raising cycle sooner than originally anticipated, were the main reasons behind the rally in the long end of the bond market.

"The U.S. bond market con-
 founded expectations during the
 first six months of 2005, as yields
 generally declined and bonds
 posted positive returns
 overall."

The Lehman Brothers U.S. Aggregate Index -- a broad measure of the U.S. bond market -- returned 2.51% in the first half of 2005. Treasury bonds, which tend to benefit the most from declining interest rates, posted the best results. Corporate bonds, the top performers in 2003 and 2004, lagged the rest of the bond market. In particular, high-yield corporate bonds produced nearly flat returns during the period.

Fund performance

For the six months ended June 30, 2005, John Hancock Income Securities Trust produced a total return of 1.30% at net asset value (NAV) and -0.03% at market value. The Fund's NAV return and its market performance differ because the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund's NAV share price at any time. For comparison, the average closed-end BBB-rated corporate debt fund returned 2.77% at net asset value, according to Lipper, Inc., while the Lehman Brothers Government/Credit Bond Index returned 2.75%.

[Photos of Barry Evans and Jeff Given, flush right at top of page.]

Staying defensive

In our last report six months ago, we discussed our efforts to establish a more defensive position for the portfolio, reducing its risk profile through higher credit quality and less interest rate sensitivity. We maintained this defensive positioning throughout the first half of 2005, making few changes to the overall structure of the portfolio.

The portfolio benefited from its exposure to higher-quality bonds as they outperformed lower-rated securities. However, the portfolio's reduced sensitivity to interest rate fluctuations hindered performance, thanks to the unexpected decline in longer-term bond yields during the period. The lower rate sensitivity, along with an underweight in Treasury bonds, led to the portfolio's underperformance of its Lipper peer group and the Lehman index.

Better quality, same yield

The few changes we made to the portfolio during the period involved upgrading credit quality by selling some of our lower-rated corporate bonds and adding more government agency and mortgage-backed securities to the portfolio. We focused on callable government agency securities maturing in two to three years. These AAA-rated bonds offered yields that were equal to or higher than BBB-rated corporate bonds with similar maturities, so we were able to trade up in credit quality without giving up any yield.

"The best individual performers in
 the portfolio were longer-term,
 higher-quality bonds."

In the mortgage-backed market, we invested in adjustable-rate mortgages, which reset their interest rates at regular intervals. These short-term bonds also carry AA or AAA ratings and offered higher yields than similar-maturity corporate bonds.

Energy, telecom bonds perform well

The best individual performers in the portfolio were longer-term, higher-quality bonds. One example was Alberta Energy, an A-rated

Canadian oil exploration and production company. Soaring oil prices provided a lift to Alberta Energy bonds, and the long maturity date (in
2030) allowed them to participate in the general rally in long-term bonds.

[Table at top left-hand side of page entitled "Sector distribution 1." The first listing is Government - U.S. agency 32%, the second is Financials 22%, the third is Government - U.S. 9%, the fourth is Utilities 8%, the fifth is Telecommunication services 7%, the sixth is Industrials 6%, the seventh is Consumer discretionary 5%, the eighth is Materials 3%, the ninth is Consumer staples 3%, the tenth is Energy 2%, the eleventh is Health care 2% and the twelfth is Government - foreign 1%.]

Another top performer was telecommunication services provider Sprint, which recently entered into a merger agreement with Nextel. In addition to their long maturity, Sprint bonds benefited from consolidation in the wireless industry, which is expected to improve pricing power for wireless service providers going forward.

Autos hit the skids

The weakest performers in the portfolio were bonds issued by the major U.S. automakers, General Motors and Ford. Disappointing auto sales, increased competition and higher gas prices caused GM to warn of lower earnings, and its credit rating was cut to below-investment-grade status. Ford, facing similar struggles, teetered on the edge of its own credit downgrade (which we expect to occur in the next few months). The downgrades caused sharp declines in the value of their bonds.

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into four sections (from top to left): Bonds 55%, U.S. government & agency bonds 39%, Preferred stocks 5% and Short-term investments & other 1%.]

We owned a modest amount of both GM and Ford (less than 2% of the portfolio combined), and our holdings were all shorter-term securities -- Ford Motor Credit bonds maturing in 2009 and GMAC bonds maturing in 2011. Nonetheless, these securities declined by about 10% during the period. However, we are confident about the creditworthiness of these shorter-term bonds and intend to maintain our positions.

Outlook

The U.S. economy, which grew by 4.4% in 2004, is slowing to a more moderate growth rate in 2005. In addition, the inflation rate has remained tame despite higher oil prices, and the dollar is strengthening after several years of weakness. Consequently, we think most of the Fed's work is done. We expect one or two more rate hikes in the coming months, followed by a period of stability.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Long-term Treasury bonds followed by an up arrow with the phrase "The longest-term Treasury bond returned 11% as interest rates declined." The second listing is Barclays Bank followed by an up arrow with the phrase "AA-rated, long-term security benefited from flight to quality." The third listing is Qwest followed by a down arrow with the phrase "Repeated attempts to outbid Verizon in order to acquire MCI disappointed investors."]

Given the moderate economic and inflationary environment, we don't expect bond yields to rise significantly in the second half of 2005. The spreads between corporate bond yields and Treasury yields remain near historically low levels, but modest issuance in the corporate bond market and strong corporate balance sheets should help keep spreads from widening substantially. We continue to find many attractive investment opportunities in the corporate bond market.

"Given the moderate economic
and inflationary environment, we
don't expect bond yields to rise
significantly in the second half
of 2005."

Within the portfolio, we intend to maintain our current positioning going forward. If interest rates rise sharply, we may look to increase the portfolio's interest rate sensitivity.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund's portfolio on June 30, 2005.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2005
(unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Bonds 84.68%                                                                                                     $149,764,617
(Cost $146,563,277)

Aerospace & Defense 0.65%                                                                                           1,158,892
Raytheon Co.,
Note                                                        8.300%       03-01-10        BBB-          $1,000       1,158,892

Agricultural Products 0.53%                                                                                           940,066
Corn Products International, Inc.,
Sr Note                                                     8.450        08-15-09        BBB-             835         940,066

Airlines 1.06%                                                                                                      1,883,662
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A                            6.545        02-02-19        A-               626         626,733
Pass Thru Ctf Ser 2000-2 Class A-1                          7.707        04-02-21        BBB              449         449,199
Pass Thru Ctf Ser 2000-2 Class B (L)                        8.307        10-02-19        BB-              438         364,142
Pass Thru Ctf Ser 2001-1 Class C                            7.033        06-15-11        B+               338         283,422
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)                      10.910        08-15-14        D                550           2,750
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1D                                   8.970        01-02-15        CCC+             257         157,416

Apparel Retail 0.34%                                                                                                  593,806
Gap, Inc. (The),
Note (P)                                                    9.550        12-15-08        BBB-             515         593,806

Asset Management & Custody Banks 1.20%                                                                              2,124,360
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)                                          5.260        12-29-49        AA             2,065       2,124,360

Auto Parts & Equipment 0.25%                                                                                          440,000
American Axle & Manufacturing, Inc.,
Sr Note (L)                                                 5.250        02-11-14        BBB              500         440,000

Broadcasting & Cable TV 2.22%                                                                                       3,934,844
AT&T Broadband Corp.,
Gtd Note                                                    8.375        03-15-13        BBB            1,020       1,243,738
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                                8.200        07-15-09        BBB-             945       1,069,728

See notes to
financial statements.


6


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Broadcasting & Cable TV (continued)
TCI Communications, Inc.,
Sr Deb                                                      9.800%       02-01-12        BBB             $860      $1,095,380
XM Satellite Radio, Inc.,
Sr Sec Note, Step Coupon (Zero to
12-31-05 then 14.000%) (O)                                   Zero        12-31-09        CCC+             509         525,998

Building Products 1.23%                                                                                             2,183,991
Pulte Homes Inc.,
Sr Note                                                     6.250        02-15-13        BBB-           1,000       1,068,712
Toll Brothers, Inc.,
Gtd Sr Note                                                 6.875        11-15-12        BBB-           1,000       1,115,279

Casinos & Gaming 1.64%                                                                                              2,897,895
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                             14.500        06-15-09        CCC+             500         611,250
Harrah's Operating Co., Inc.,
Gtd Sr Note                                                 8.000        02-01-11        BBB-             765         877,182
Gtd Sr Note                                                 5.500        07-01-10        BBB-             755         779,193
Waterford Gaming LLC,
Sr Note (S)                                                 8.625        09-15-12        B+               596         630,270

Commodity Chemicals 0.77%                                                                                           1,367,773
RPM International, Inc.,
Sr Note                                                     6.250        12-15-13        BBB            1,300       1,367,773

Construction Materials 0.22%                                                                                          390,000
Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)                               7.750        06-24-20        BBB-             390         390,000

Consumer Finance 4.32%                                                                                              7,642,216
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32
then variable) (United Kingdom) (S)                         6.860        09-29-49        A+             1,600       1,881,306
CIT Group, Inc.,
Sr Note                                                     5.000        02-13-14        A                750         757,545
Ford Motor Credit Co.,
Note                                                        7.375        10-28-09        BBB-           1,625       1,587,929
General Motors Acceptance Corp.,
Note                                                        7.250        03-02-11        BBB-           1,245       1,167,402
Household Finance Corp.,
Note                                                        6.375        10-15-11        A                645         705,203
HSBC Finance Corp.,
Sr Note                                                     6.750        05-15-11        A              1,390       1,542,831

Department Stores 0.35%                                                                                               622,875
Penney, J.C. Co., Inc.,
Deb                                                         7.650        08-15-16        BB+              550         622,875

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Diversified Banks 1.67%                                                                                            $2,953,220
Bank of New York,
Cap Security (S)                                            7.780%       12-01-26        A-              $650         699,597
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to
04-15-15 then variable) (Japan) (S)                         5.506        12-01-49        Baa2             390         383,146
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)                             7.648        08-29-49        A                650         826,590
Wachovia Corp.,
Sub Note                                                    5.250        08-01-14        A-             1,000       1,043,887

Diversified Chemicals 2.12%                                                                                         3,749,617
Lyondell Chemical Co.,
Gtd Sr Sub Note                                            10.875        05-01-09        B                500         518,750
NOVA Chemicals Corp.,
Med Term Note (Canada)                                      7.400        04-01-09        BB+            2,045       2,070,563
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                               7.750        05-31-11        BBB+           1,000       1,160,304

Diversified Commercial Services 1.13%                                                                               1,991,247
Hutchison Whampoa International Ltd.,
Gtd Note (United Kingdom) (S)                               6.500        02-13-13        A-               750         814,262
Noble Group Ltd.,
Sr Note (Bermuda) (S)                                       6.625        03-17-15        BB+            1,000         923,235
Sotheby's Holdings, Inc.,
Note                                                        6.875        02-01-09        BB-              250         253,750

Diversified Financial Services 1.65%                                                                                2,915,155
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                   9.000        06-01-17        BB+              513         608,716
Glencore Funding LLC,
Gtd Note (S)                                                6.000        04-15-14        BBB-           1,380       1,323,278
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)                              8.485        12-31-49        Baa1             870         983,161

Electric Utilities 9.06%                                                                                           16,014,667
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A                                    9.000        01-02-17        BB+            1,106       1,282,586
BVPS II Funding Corp.,
Collateralized Lease Bond                                   8.890        06-01-17        BB+              700         849,947
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                     8.625        04-30-13        BBB-             830         918,316
FPL Energy National Wind,
Sec Note (S)                                                5.608        03-10-24        BBB-             400         408,160

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Electric Utilities (continued)
HQI Transelect Chile S.A.,
Sr Note (Chile)                                             7.875%       04-15-11        A-            $1,230      $1,419,066
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9                                        9.260        12-15-10        BB+              480         511,356
IPALCO Enterprises, Inc.,
Sr Sec Note                                                 8.625        11-14-11        BB-              325         365,625
Kansas Gas & Electric Co.,
Bond (S)                                                    5.647        03-29-21        BB-              310         314,631
Midland Funding Corp. II,
Deb Ser B                                                  13.250        07-23-06        BB-            2,225       2,355,554
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                                    9.625        11-15-09        BBB              514         595,328
PNPP II Funding Corp.,
Deb                                                         9.120        05-30-16        BB+              491         589,372
PPL Capital Funding,
Gtd Sr Note Ser A                                           4.330        03-01-09        BBB-             500         496,131
System Energy Resources, Inc.,
Sec Bond (S)                                                5.129        01-15-14        BBB              449         447,632
TNP Enterprises, Inc.,
Sr Sub Note Ser B (G)                                      10.250        04-01-10        B                365         384,345
TransAlta Corp.,
Note (Canada)                                               5.750        12-15-13        BBB-           2,000       2,103,044
TXU Corp.,
Note (S)                                                    6.500        11-15-24        BBB-           1,020         999,133
Sec Bond                                                    7.460        01-01-15        BBB              638         694,440
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                   8.090        01-02-17        BBB-           1,150       1,280,001

Electrical Components & Equipment 1.62%                                                                             2,871,483
AMETEK, Inc.,
Sr Note                                                     7.200        07-15-08        BBB            1,500       1,607,958
Jabil Circuit, Inc.,
Sr Note                                                     5.875        07-15-10        BB+            1,220       1,263,525

Food Retail 1.89%                                                                                                   3,341,989
Ahold Lease USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1                               7.820        01-02-20        BB             1,360       1,469,271
Delhaize America, Inc.,
Gtd Note                                                    9.000        04-15-31        BB+            1,500       1,872,718

Foreign Government 1.64%                                                                                            2,902,665
Colombia, Republic of,
Note (Colombia)                                            10.000        01-23-12        BB               750         873,750
Mexican States, United,
Global Med Term Note Ser A (Mexico)                         6.375        01-16-13        BBB            1,890       2,028,915

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Gas Utilities 0.60%                                                                                                $1,054,927
Energy Transfer Partners,
Gtd Sr Note (G)(S)                                          5.950%       02-01-15        BBB-            $500         504,323
NorAm Energy Corp.,
Deb                                                         6.500        02-01-08        BBB              525         550,604

Health Care Facilities 0.84%                                                                                        1,477,686
HCA, Inc.,
Note                                                        8.750        09-01-10        BB+              900       1,022,859
Manor Care, Inc.,
Gtd Note                                                    6.250        05-01-13        BBB              425         454,827

Health Care Services 0.88%                                                                                          1,552,078
Wellpoint, Inc.,
Jr Note                                                     5.000        12-15-14        BBB+           1,520       1,552,078

Hotels, Resorts & Cruise Lines 1.61%                                                                                2,850,819
Hyatt Equities LLC,
Note (S)                                                    6.875        06-15-07        BBB            1,060       1,093,794
Meditrust,
Note                                                        7.000        08-15-07        BB-            1,710       1,757,025

Hypermarkets & Super Centers 0.17%                                                                                    293,480
Controladora Comercial Mexicana S.A. de C.V,
Sr Note (Mexico) (S)                                        6.625        06-01-15        BBB-             290         293,480

Industrial Conglomerates 0.35%                                                                                        611,786
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)                                6.625        02-22-10        BB+              620         611,786

Industrial Machinery 1.65%                                                                                          2,920,644
Kennametal, Inc.,
Sr Note                                                     7.200        06-15-12        BBB            1,405       1,571,783
Manitowoc Co., Inc., (The)
Sr Note                                                     7.125        11-01-13        B+               500         522,500
Trinity Industries Leasing Co.,
Pass Thru Ctf (S)                                           7.755        02-15-09        Ba1              781         826,361

Insurance Brokers 1.10%                                                                                             1,942,278
Marsh & McLennan Cos., Inc.,
Sr Note (L)                                                 5.375        03-15-07        BBB            1,530       1,549,973
Willis Group North America,
Gtd Note                                                    5.625        07-15-15        BBB-             195         196,254
Gtd Note                                                    5.125        07-15-10        BBB-             195         196,051

Integrated Oil & Gas 1.53%                                                                                          2,710,917
Pemex Project Funding Master Trust,
Gtd Note                                                    9.125        10-13-10        BBB            1,115       1,305,665
Petro-Canada,
Deb (Canada)                                                9.250        10-15-21        BBB            1,000       1,405,252

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Integrated Telecommunication Services 5.44%                                                                        $9,626,052
AT&T Corp.,
Med Term Note                                               8.350%       05-15-25        BB+             $500         516,250
Sr Note (P)                                                 9.750        11-15-31        BB+              510         663,637
Bellsouth Corp.,
Deb                                                         6.300        12-15-15        A              1,118       1,195,165
France Telecom S.A.,
Note (France)                                               8.500        03-01-11        A-               910       1,056,031
Qwest Capital Funding, Inc.,
Gtd Note (L)                                                7.000        08-03-09        B              1,000         977,500
SBC Communications, Inc.,
Note                                                        5.100        09-15-14        A                870         889,542
Sprint Capital Corp.,
Gtd Sr Bond                                                 7.625        01-30-11        BBB-           1,000       1,142,079
Note                                                        6.875        11-15-28        BBB-             820         941,263
Telecom Italia Capital,
Gtd Note (Luxembourg) (S)                                   4.950        09-30-14        BBB+           1,500       1,485,218
Telefonos de Mexico S.A. de C.V.,
Note (Mexico) (S)                                           5.500        01-27-15        BBB              765         759,367

Investment Banking & Brokerage 0.71%                                                                                1,260,416
Merrill Lynch & Co.,
Med Term Note Ser C                                         5.000        01-15-15        A+               430         440,291
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                   8.375        12-29-49        A2               750         820,125

IT Consulting & Other Services 0.24%                                                                                  421,930
NCR Corp.,
Note                                                        7.125        06-15-09        BBB-             390         421,930

Metal & Glass Containers 0.31%                                                                                        543,125
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note                                                 8.250        05-15-13        B                500         543,125

Multi-Line Insurance 1.02%                                                                                          1,802,935
Assurant, Inc.,
Sr Note                                                     6.750        02-15-34        BBB+             510         582,710
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                            7.625        11-15-23        AA               485         622,317
MetLife, Inc.,
Note                                                        5.700        06-15-35        A                580         597,908

Multi-Media 1.17%                                                                                                   2,071,747
News America Holdings, Inc.,
Gtd Sr Deb                                                  8.250        08-10-18        BBB-             540         664,038
Time Warner, Inc.,
Deb                                                         9.125        01-15-13        BBB+           1,114       1,407,709

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Multi-Utilities & Unregulated Power 1.51%                                                                          $2,669,752
CalEnergy Co., Inc.,
Sr Bond                                                     8.480%       09-15-28        BBB-            $550         739,268
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                           7.840        05-30-10        BB+            1,825       1,930,484

Office Services & Supplies 1.51%                                                                                    2,670,921
Office Depot, Inc.,
Sr Note                                                     6.250        08-15-13        BBB-           1,560       1,635,602
Steelcase, Inc.,
Sr Note                                                     6.375        11-15-06        BBB-           1,020       1,035,319

Oil & Gas Drilling 0.75%                                                                                            1,329,653
Alberta Energy Co., Ltd.,
Note (Canada)                                               8.125        09-15-30        A-               725         982,846
Delek & Avner-Yam Tethys,
Sr Sec Note (Israel) (S)                                    5.326        08-01-13        BBB-             348         346,807

Oil & Gas Exploration & Production 0.79%                                                                            1,401,093
Occidental Petroleum Corp.,
Sr Deb                                                     10.125        09-15-09        BBB+           1,160       1,401,093

Oil & Gas Refining & Marketing & Trucking 0.58%                                                                     1,029,051
Enterprise Products Operations, L.P.,
Gtd Sr Note Ser B                                           5.600        10-15-14        BB+            1,000       1,029,051

Paper Packaging 0.74%                                                                                               1,311,388
Stone Container Corp.,
Sr Note                                                     9.750        02-01-11        B                285         301,388
Sr Note                                                     8.375        07-01-12        B              1,000       1,010,000

Paper Products 1.14%                                                                                                2,015,625
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                        6.950        12-15-06        BB-            1,250       1,265,625
MDP Acquisitions Plc,
Sr Note (Ireland)                                           9.625        10-01-12        B-               750         750,000

Pharmaceuticals 1.88%                                                                                               3,323,507
Medco Health Solutions, Inc.,
Sr Note                                                     7.250        08-15-13        BBB            1,550       1,744,830
Wyeth,
Note                                                        5.500        03-15-13        A              1,500       1,578,677

Property & Casualty Insurance 0.93%                                                                                 1,641,184
Markel Corp.,
Sr Note                                                     7.350        08-15-34        BBB-             535         600,208
Ohio Casualty Corp.,
Note                                                        7.300        06-15-14        BB               750         824,848
URC Holdings Corp.,
Sr Note (S)                                                 7.875        06-30-06        AA-              210         216,128

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Real Estate Investment Trusts 1.34%                                                                                $2,368,918
Healthcare Realty Trust, Inc.,
Sr Note                                                     8.125%       05-01-11        BBB-            $175         200,367
iStar Financial, Inc.,
Sr Note                                                     7.000        03-15-08        BBB-             820         870,039
ProLogis Trust,
Sr Note                                                     7.050        07-15-06        BBB+             510         522,543
Simon Property Group, L.P.,
Note (S)                                                    5.100        06-15-15        BBB+             525         524,719
Ventas Realty, L.P./Capital Corp.,
Sr Note                                                     6.625        10-15-14        BB               250         251,250

Real Estate Management & Development 0.82%                                                                          1,443,170
Post Apartment Homes,
Sr Note                                                     5.125        10-12-11        BBB              870         892,076
Socgen Real Estate Co., LLC,

Perpetual Bond Ser A (7.640% to
09-30-07 then variable) (S)                                 7.640        12-29-49        A                515         551,094

Regional Banks 2.58%                                                                                                4,571,561
Colonial Capital II,
Gtd Cap Security Ser A                                      8.920        01-15-27        BB             1,085       1,190,353
Crestar Capital Trust I,
Gtd Cap Security                                            8.160        12-15-26        A-               910         989,220
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)                                      7.950        12-01-26        A1               500         540,251
Greater Bay Bancorp,
Sr Note (S)                                                 5.125        04-15-10        BBB-             565         572,293
NB Capital Trust IV,
Gtd Cap Security                                            8.250        04-15-27        A              1,170       1,279,444

Soft Drinks 0.62%                                                                                                   1,088,750
Panamerican Beverages, Inc.,
Sr Note (Panama)                                            7.250        07-01-09        BBB            1,000       1,088,750

Specialized Finance 1.32%                                                                                           2,343,299
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)                                  8.144        05-01-21        BB               750         740,625
Bosphorous Financial Services,
Sr Sec Floating Rate Note (P)(S)                            5.068        02-15-12        Baa3             500         499,863
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B                                          7.990        12-30-11        BB               858         912,147
Humpuss Funding Corp.,
Gtd Note (S)                                                7.720        12-15-09        B2               197         190,664

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Telecommunication Services 0.92%                                                                                   $1,631,455
Telus Corp.,
Note (Canada)                                               8.000%       06-01-11        BBB           $1,395       1,631,455

Telecommunications Equipment 1.12%                                                                                  1,976,957
Corning, Inc.,
Med Term Note                                               8.300        04-04-25        Ba2            1,150       1,200,988
Note                                                        6.050        06-15-15        BBB-             775         775,969

Thrifts & Mortgage Finance 9.97%                                                                                   17,627,277
Bear Stearns Alt-A Trust,
Collateralized Mtg Obligation
Ser 2005-3 Class B2                                         5.424        04-25-35        AA+              460         468,373
Bear Stearns Commericial Mortgage
Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA
Class C (S)                                                 4.937        05-14-16        AA             1,000       1,019,070
Centex Home Equity Loan Trust,
Home Equity Ln Asset Backed Ctf
Ser 2004-A Class AF-4                                       4.510        08-25-32        AAA            2,000       2,001,456
Chaseflex Trust,
Pass Thru Ctf Ser 2005-2 Class 4A1                          5.000        05-25-20        AAA            1,283       1,293,234
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                          8.100        08-15-25        AAA              181         190,936
Countrywide Alternative Loan Trust,
Mtg Asset Backed Pass Thru Ctf
Ser 2004-24CB Class 1A1                                     6.000        11-25-34        AAA            1,174       1,195,520
Mtg Asset Backed Pass Thru Ctf
Ser 2005-J1 Class 3A1                                       6.500        08-25-32        AAA              694         708,782
Countrywide Home Loans Servicing, L.P.,
Mtg Asset Backed Pass Thru Ctf
Ser 2005-6 Class 2A1                                        5.500        04-25-35        Aaa              784         793,607
Credit-Based Asset Servicing and
Securitization LLC,
Mtg Asset Backed Pass Thru Ctf
Ser 2004-CB4 Class A3                                       4.632        05-25-35        AAA            1,000       1,003,088
DLJ Mortgage Acceptance Corp.,
Commercial Mortgage Pass Thru Ctf
Ser 1996-CF1 Class B1 (S)                                   8.356        03-13-28        AAA            1,535       1,567,696
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1                     5.262        12-25-34        AA               320         322,473
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                            5.098        01-15-34        BBB            2,000       1,975,048
Sub Bond Ser 2004-2A Class D (S)                            5.093        12-15-14        Baa2             405         401,734
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)                   4.429        08-25-34        AA               721         719,239

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Thrifts & Mortgage Finance (continued)
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf Ser 2004-AR13 Class B1                     5.296%       01-25-35        AA              $484        $489,248
Asset Backed Ctf Ser 2005-AR5 Class B1                      5.463        05-25-35        AA               524         538,636
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1                       4.384        05-25-35        AAA              325         321,203
Washington Mutual, Inc.,
Mtg Ln Pass Thru Ctf (N)                                    6.500        08-29-35        AA             1,090       1,123,552
Mtg Ln Pass Thru Ctf Ser 2005-AR4
Class B1                                                    4.684        04-25-35        AA             1,515       1,494,382

Utilities Other 0.31%                                                                                                 546,145
Magellan Midstream Partners, L.P.,
Note                                                        6.450        06-01-14        BBB              500         546,145

Wireless Telecommunication Services 2.67%                                                                           4,713,668
America Movil S.A. de C.V.,
Sr Note (Mexico)                                            5.750        01-15-15        BBB            1,275       1,294,588
AT&T Wireless Services , Inc.,
Sr Note                                                     8.125        05-01-12        A              1,525       1,827,174
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D                                5.612        06-15-35        Baa2             620         622,906
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)                                9.750        01-30-08        BB-              400         429,000
Nextel Communications, Inc.,
Sr Note                                                     7.375        08-01-15        BB               500         540,000

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares           Value
Preferred stocks 7.74%                                                                                            $13,683,319
(Cost $13,717,794)

Agricultural Products 0.62%                                                                                         1,103,125
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                          BB+           12,500       1,103,125

Broadcasting & Cable TV 0.57%                                                                                       1,013,200
Viacom, Inc., 7.25%                                                                      A-            40,000       1,013,200

Consumer Finance 0.31%                                                                                                542,678
HSBC Finance Corp., 6.36%, Depositary Shares Ser B                                       BBB+          21,680         542,678

Diversified Banks 2.82%                                                                                             4,983,016
Abbey National Plc, 7.375% (United Kingdom)                                              A-            41,300       1,087,016
Bank One Capital Trust VI, 7.20%                                                         A-            55,000       1,434,400
Fleet Capital Trust VII, 7.20%                                                           A             55,000       1,416,800
USB Capital IV, 7.35%                                                                    A-            40,000       1,044,800

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares           Value
Diversified Financial Services 1.15%                                                                               $2,031,600
ABN AMRO Capital Funding Trust VII, 6.08%                                                A             40,000         994,000
Citigroup Capital VII, 7.125%                                                            A             40,000       1,037,600

Electric Utilities 0.29%                                                                                              504,200
DTE Energy Co., 8.75%, Conv                                                              BBB-          20,000         504,200

Integrated Telecommunication Services 0.58%                                                                         1,030,000
Telephone & Data Systems, Inc., 7.60%, Ser A                                             A-            40,000       1,030,000

Multi-Utilities & Unregulated Power 0.61%                                                                           1,084,000
PSEG Funding Trust II, 8.75%                                                             BB+           40,000       1,084,000

Real Estate Investment Trusts 0.79%                                                                                 1,391,500
Apartment Investment & Management Co., 8.00%, Ser T                                      B+            55,000       1,391,500


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value

U.S. government and agencies securities 60.60%                                                                   $107,175,423
(Cost $104,897,968)

Government U.S. 13.45%                                                                                             23,780,307
United States Treasury,
Bond (L)                                                    9.125%       05-15-18        AAA             $495         740,509
Bond (L)                                                    8.875        08-15-17        AAA            1,215       1,765,879
Bond (L)                                                    6.250        02-15-07        AAA            2,350       2,448,040
Bond (L)                                                    5.375        02-15-31        AAA            3,050       3,599,000
Note (L)                                                    5.250        11-15-28        AAA              515         588,206
Note (L)                                                    4.125        05-15-15        AAA              165         167,410
Note (L)                                                    4.000        02-15-15        AAA           14,420      14,471,263

Government U.S. Agency 47.15%                                                                                      83,395,116
Federal Home Loan Bank,
Bond                                                        4.600        04-11-08        AAA            2,530       2,544,368
Bond                                                        4.500        04-11-08        AAA            3,000       3,008,175
Bond                                                        4.430        04-07-08        AAA            2,550       2,559,912
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                         4.500        04-01-18        AAA              771         767,687
15 Yr Pass Thru Ctf                                         4.500        05-01-19        AAA            1,816       1,809,524
20 Yr Pass Thru Ctf                                        11.250        01-01-16        AAA               35          37,300
30 Yr Pass Thru Ctf                                         6.000        08-01-34        AAA           15,250      15,648,446
30 Yr Pass Thru Ctf                                         5.500        04-01-33        AAA            2,173       2,205,455
CMO REMIC 2901-UB                                           5.000        03-15-33        AAA            4,345       4,411,495
CMO REMIC 2978-CL                                           5.500        01-15-31        AAA            2,695       2,754,233
CMO REMIC 2978-JD                                           5.500        08-15-31        AAA            2,640       2,702,515
Med Term Note                                               4.300        09-24-08        AAA            2,000       2,008,178
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                         7.500        02-01-08        AAA                1           1,073
15 Yr Pass Thru Ctf                                         7.000        09-01-10        AAA               42          44,325
15 Yr Pass Thru Ctf                                         7.000        09-01-12        AAA                7           7,442

See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                         Interest        Maturity        Credit     Par value
Issuer, description                                          rate        date            rating (A)     (000)           Value
Government U.S. Agency (continued)
Federal National Mortgage Assn., (continued)
15 Yr Pass Thru Ctf                                         7.000%       04-01-17        AAA              $64         $66,587
15 Yr Pass Thru Ctf                                         5.000        10-01-19        AAA            1,006       1,017,741
30 Yr Pass Thru Ctf (M)                                     5.500        07-01-33        AAA            2,640       2,675,476
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf (M)                                     5.000        08-01-33        AAA            9,480       9,459,258
30 Yr Pass Thru Ctf                                         6.000        01-01-34        AAA            3,809       3,906,802
30 Yr Pass Thru Ctf                                         6.000        05-01-35        AAA            5,106       5,236,366
30 Yr Pass Thru Ctf                                         5.500        05-01-34        AAA            1,150       1,166,804
30 Yr Pass Thru Ctf                                         5.500        11-01-34        AAA            2,685       2,723,302
CMO REMIC 2003-17-QT                                        5.000        08-25-27        AAA            1,675       1,683,731
Note                                                        6.000        05-20-25        AAA            1,720       1,727,102
Note (L)                                                    5.000        04-19-10        AAA            2,530       2,553,309
Note                                                        4.500        04-01-08        AAA            2,465       2,465,000
Note (L)                                                    4.450        04-11-08        AAA            2,550       2,554,858
Note (L)                                                    4.300        05-05-08        AAA            2,670       2,678,694
Financing Corp.,
Bond                                                        9.400        02-08-18        Aaa            2,000       2,941,928
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                        10.000        11-15-20        AAA                7           7,832
30 Yr Pass Thru Ctf                                         9.500        11-15-19        AAA                0             496
30 Yr Pass Thru Ctf                                         9.500        01-15-21        AAA                5           5,062
30 Yr Pass Thru Ctf                                         9.500        02-15-25        AAA               13          14,640


                                                                   Interest              Credit     Par value
Issuer, description, maturity date                                     rate              rating (A)     (000)          Value
Short-term investments 2.28%                                                                                      $4,035,000
(Cost $4,035,000)

Government U.S. Agency 2.20%                                                                                       3,900,000
Federal Home Loan Bank,
Disc Note 07-01-05                                                     Zero              AAA           $3,900      3,900,000

Joint Repurchase Agreement 0.08%                                                                                     135,000
Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 06-30-05 due
07-01-05 (secured by U.S. Treasury Inflation

Indexed Note 1.875% due 07-15-13)                                     2.900%                              135        135,000

Total investments 155.30%                                                                                       $274,658,359

Other assets and liabilities, net (4.98%)                                                                        ($8,807,247)

Fund preferred shares, at value (50.32%)                                                                        ($89,000,000)

Total net assets 100.00%                                                                                        $176,851,112


See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of June 30, 2005.

(M) These securities having an aggregate value of $12,134,734, or 6.86% of the Fund's net assets, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $12,376,215 of Federal Home Loan Mortgage Corp., 6.000%, 08-01-34, Federal Home Loan Mortgage Corp., 5.000%, 03-15-33, and Federal National Mortgage Assn., 6.000%, 05-01-35 has been segregated to cover the forward commitments.

(N) This security having an aggregate value of $1,123,552 or 0.64% of the Fund's net assets, has been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $1,149,140 of Federal Home Loan Mortgage Corp., 6.000%, 08-01-34 has been segregated to cover the when issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on June 30, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $31,324,578 or 17.71% of the Fund's net assets as of June 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments, at value (cost $269,214,039)
including $31,942,801 of securities loaned                       $274,658,359
Cash                                                                      175
Cash segregated for futures contacts                                  402,750
Receivable for investments sold                                    11,536,671
Receivable for shares sold                                            273,551
Dividends and interest receivable                                   3,320,622
Other assets                                                           15,855

Total assets                                                      290,207,983

Liabilities
Payable for investments purchased                                  23,806,572
Payable for futures variation margin                                  109,075
Payable to affiliates
Management fees                                                       348,161
Other                                                                   5,117
Other payable and accrued expenses                                     83,798

Total liabilities                                                  24,352,723

Auction Preferred Shares (APS) Series A, including
accrued dividends, unlimited number of shares
of beneficial interest authorized with no par value,
1,780 shares issued, liquidation preference of
$25,000 per share                                                  44,502,074
APS Series B, including accrued dividends, unlimited
number of shares of beneficial interest authorized
with no par value, 1,780 shares issued, liquidation
preference of $25,000 per share                                    44,502,074

Net assets
Common shares capital paid-in                                     176,833,010
Accumulated net realized loss on investments
and financial futures contracts                                    (3,872,868)
Net unrealized appreciation of investments
and financial futures contracts                                     4,337,050
Distributions in excess of net investment income                     (446,080)

Net assets applicable to common shares                           $176,851,112

Net asset value per common share
Based on 11,179,708 common shares outstanding --
30 million shares authorized with no par value                         $15.82

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
June 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $7,158,301
Dividends                                                             534,032
Securities lending                                                     57,447

Total investment income                                             7,749,780

Expenses
Investment management fees                                            672,378
APS auction fees                                                      111,415
Transfer agent fees                                                    53,877
Custodian fees                                                         38,701
Printing fees                                                          31,267
Accounting and legal services fees                                     27,522
Professional fees                                                      22,920
Miscellaneous                                                          19,499
Registration and filing fees                                           11,648
Trustees' fees                                                          3,542
Security lending fees                                                   2,923
Interest                                                                  474

Total expenses                                                        996,166

Net investment income                                               6,753,614

Realized and unrealized loss

Net realized loss on
Investments                                                          (239,124)
Financial futures contracts                                        (1,179,054)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (1,336,557)
Financial futures contracts                                          (839,830)

Net realized and unrealized loss                                   (3,594,565)

Distributions to APS Series A                                        (623,825)
Distributions to APS Series B                                        (618,637)

Increase in net assets from operations                             $1,916,587

1 Semiannual period from 1-1-05 through 6-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS


These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                         Year         Period
                                                        ended          ended
                                                     12-31-04        6-30-05 1
Increase (decrease) in net assets

From operations
Net investment income                             $13,479,487     $6,753,614
Net realized loss                                  (1,090,604)    (1,418,178)
Change in net unrealized
appreciation (depreciation)                        (1,578,388)    (2,176,387)
Distributions to APS Series A and B                (1,337,920)    (1,242,462)

Increase in net assets
resulting from operations                           9,472,575      1,916,587

Distributions to common shareholders
From net investment income                        (13,140,127)    (6,021,584)

From Fund share transactions                        1,322,600        570,859

Net assets
Beginning of period                               182,730,202    180,385,250

End of period 2                                  $180,385,250   $176,851,112

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $64,352 and ($446,080), respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 12-31-00 1    12-31-01 1,2    12-31-02 1    12-31-03    12-31-04    6-30-05 3
Per share operating performance
Net asset value,
beginning of period                            $15.37        $15.89          $16.06        $16.31      $16.53     $16.19
Net investment income 4                          1.07          1.00            0.89          0.93        1.22       0.61
Net realized and unrealized
gain (loss) on investments                       0.52          0.19            0.28          0.63       (0.25)     (0.33)
Distributions to APS Series A and B 5              --            --              --         (0.02)      (0.12)     (0.11)
Total from
investment operations                            1.59          1.19            1.17          1.54        0.85       0.17
Less distributions to
common shareholders
From net investment income                      (1.07)        (1.02)          (0.92)        (0.96)      (1.19)     (0.54)
From net realized gains                            --            --              --         (0.26)         --         --
                                                (1.07)        (1.02)          (0.92)        (1.22)      (1.19)     (0.54)
Capital charges
Offering costs and underwriting
discount related to APS                            --            --              --         (0.10)         --         --
Net asset value, end of period                 $15.89        $16.06          $16.31        $16.53      $16.19     $15.82
Per share market value,
end of period                                  $14.44        $14.65          $14.66        $15.39      $15.68     $15.12
Total return at market value 6 (%)              23.06          8.69            6.42         13.49        9.95      (0.03) 7

Ratios and supplemental data
Net assets applicable to common
shares, end of period (in millions)              $172          $175            $179          $183        $180       $177
Ratio of expenses to
average net assets (%)                           0.84          0.80            0.84          0.87 8      1.14 8     1.13 8,9
Ratio of net investment income to
average net assets (%)                           6.89          6.17            5.56          5.58 10     7.44 10    7.63 9,10
Portfolio turnover (%)                            248           299             371           273         135         62

Senior securities
Total APS Series A outstanding
(in millions)                                      --            --              --           $45         $45        $45
Total APS Series B outstanding
(in millions)                                      --            --              --           $45         $45        $45
Involuntary liquidation preference
APS Series A per unit (in thousands)               --            --              --           $25         $25        $25
Involuntary liquidation preference
APS Series B per unit (in thousands)               --            --              --           $25         $25        $25
Average market value
per unit (in thousands)                            --            --              --           $25         $25        $25
Asset coverage per unit 11                         --            --              --       $75,402     $75,049    $74,365

See notes to
financial statements.

Notes to Financial Highlights

 1 Audited by previous auditor.

 2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.30%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

 3 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

 4 Based on the average of the shares outstanding.

 5 APS Series A and B were issued on 11-4-03.

 6 Assumes dividend reinvestment.

 7 Not annualized.

 8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.81%, 0.76% and 0.75% for the periods ended 12-31-03, 12-31-04 and 6-30-05, respectively.

 9 Annualized.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 5.19%, 4.99% and 5.09% for the periods ended 12-31-03, 12-31-04 and
   6-30-05, respectively.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Income Securities Trust (the "Fund") is a closed-end diversified investment management company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2005, the Fund loaned securities having a market value of $31,942,801 collateralized by securities in the amount of $32,292,636. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On June 30, 2005, the Fund had deposited $402,750 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on June 30, 2005:

NUMBER OF
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
-------------------------------------------------------------------------------
U.S. 10-Year Treasury Note   505         Short      Sep 05       ($1,082,546)
U.S. 10-Year Treasury Note   32          Short      Sep 05           (24,724)

                                                                 ($1,107,270)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,123,466 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2012.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2004, the tax character of distributions paid was as follows: ordinary income $14,478,047.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average weekly net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets"), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund's average daily managed assets in excess of $300,000,000.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $27,522. The Fund also paid the Adviser the amount of $4,037 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange ("NYSE") and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE's listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief accounting officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share transactions

This listing illustrates the number of Fund common shares distributions reinvested, offering costs and underwriting discount charged to capital paid-in, reclassification of capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

<CAPTION

                                           Year ended 12-31-04        Period ended 6-30-05 1
                                         Shares         Amount       Shares         Amount
Beginning of period                  11,056,746   $175,501,784   11,141,310   $176,262,151
Distributions reinvested                 84,564      1,302,088       38,398        570,859
Offering costs and underwriting
discount related to Auction
Preferred Shares                             --         20,512           --             --
Reclassification of capital accounts         --       (562,233)          --             --

End of period                        11,141,310   $176,262,151   11,179,708   $176,833,010

1 Semiannual period from 1-1-05 through 6-30-05. Unaudited.

Auction preferred shares

The Fund issued a total of 3,560 Auction Preferred Shares: 1,780 shares of Series A Auction Preferred Shares and 1,780 shares of Series B Auction Preferred Shares (collectively, the "Preferred Shares" or "APS") on November 4, 2003, in a public offering. The total offering costs of $188,388 and the total underwriting discount of $890,000 has been charged to capital paid-in of common shares during the years ended December 31, 2003 and December 31, 2004.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. Dividend rates on APS Series A ranged from 2.10% to 3.40% and Series B from 2.24% to 3.45% during the period ended June 30, 2005. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2005, aggregated $118,105,102 and $107,531,247, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $50,836,745 and $54,136,215, respectively, during the period ended June 30, 2005.

The cost of investments owned on June 30, 2005, including short-term investments, for federal income tax purposes was $270,587,813.

Gross unrealized appreciation and depreciation of investments aggregated $6,905,067 and $2,834,521, respectively, resulting in net unrealized appreciation of $4,070,546. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Investment
objective
and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange. The Fund's investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. Under normal circumstances, the Fund will invest at least 80% of net assets in income securities. Income securities will consist of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. "Net assets" is defined as net assets plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

It is contemplated that at least 75% of the value of the Fund's total assets will be represented by debt securities, which have at the time of purchase a rating within the four highest grades as determined by Moody's Investors Service, Inc., or Standard & Poor's Corporation. The Fund intends to engage in short-term trading and may invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 331/3% of its net assets at market value and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost. The Fund may lend portfolio securities not to exceed 331/3% of total assets.

By-laws

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

On August 21, 2003, shareholders approved the amendment of the Fund's by-laws effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund's maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund's by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures
contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

Dividends and
distributions

The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment Plan.

During the period ended June 30, 2005, the Fund paid to shareholders dividends from net investment income totaling $0.540 per share. The dates of payments and the amounts per share are as follows:

                          INCOME
PAYMENT DATE            DIVIDEND
--------------------------------
March 31, 2005            $0.280
June 30, 2005              0.260

Dividend
reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund's common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the "Plan Agent") will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund's common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend otherwise, payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder's account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within five to seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938
(Telephone: 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 2, 2005, the Annual Meeting of the Fund was held to elect ten Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 9,743,702 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                      WITHHELD
                                    FOR              AUTHORITY
--------------------------------------------------------------
James F. Carlin                     9,651,626           88,516
Richard P. Chapman, Jr.             9,645,751           94,391
William Cosgrove                    9,639,538          100,604
William H. Cunningham               9,638,442          101,700
Ronald R. Dion                      9,648,175           91,967
Charles L. Ladner                   9,651,175           88,967
Steven R. Pruchansky                9,650,732           89,410
James A. Shepherdson *              9,651,651           88,491

* Mr. James A. Shepherdson resigned effective July 15, 2005.

The preferred shareholders elected Dr. John A. Moore and Patti McGill Peterson to serve as the Fund's Trustees until their successors are duly elected and qualified, with the votes for each Trustee tabulated as follows: 3,548 FOR, 0 AGAINST, 12 ABSTAINING.

The common and preferred shareholders ratified the Trustees' selection of PricewaterhouseCoopers LLP as the Fund's independent auditor for the fiscal year ending December 31, 2005, with votes tabulated as follows: 9,639,963 FOR, 36,850 AGAINST and 66,889 ABSTAINING.

Board Consideration
of and Continuation
of Investment
Advisory Agreement

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock Income Securities Trust (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the Fund.

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, Extent and Quality
of Services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund Performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indices. Lipper determined the Universe for the Fund. The Board reviewed with a represen tative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median and average performance of its Universe for the time periods under review. The Board also noted that the Fund consistently performed higher than one of its benchmark indices, the Lehman Brothers Government/Corporate Bond Index, for the time periods under review, but performed lower than its other benchmark index, the Lipper Closed-End Investment Grade Funds Index, during the more recent periods under review. The Adviser discussed with the Board factors contributing to the Fund's performance results. The Adviser noted that, in its view, the Fund's Universe was over-inclusive. The Adviser provided additional analysis which demonstrated that the Fund's performance was consistent with other similarly leveraged closed-end funds. The Board indicated its intent to continue to monitor the Fund's performance trends.

Investment Advisory Fee
Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group, and reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, transfer agent fees and custodian fees, including and excluding investment-related expenses. The Board also considered comparisons of these expenses to the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was slightly higher than the Peer Group's and Universe's median total operating expense ratio due, in part, to the Fund's transfer agency expense. The Board noted that, historically, the Fund's total operating expense ratio has been consistently below the Universe's median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreement offers breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares, and concluded that the fees were fair and equitable based on relevant factors, including the Fund's total expenses ranking relative to its Peer Group.

Information About
Services to Other Clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other Benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other Factors and
Broader Review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone        On the Fund's Web site   On the SEC's Web site

1-800-225-5291   www.jhfunds.com/proxy   www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

*Members of the Audit Committee

Officers

Keith F. Hartstein
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer

Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
and registrar

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange:
JHS

For shareholder assistance refer
to page 31


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:
           Mellon Investor Services
           85 Challenger Road
           Overpeck Centre
           Ridgefield Park, NJ 07660

Phone      Customer service representatives     1-800-852-0218
           Portfolio commentary                 1-800-344-7054
           24-hour automated information        1-800-843-0090
           TDD line                             1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

------------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
------------------

P60SA  6/05
       8/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, June 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust


By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    August 29, 2005


By: /s/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    August 29, 2005